Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures
Investments in associates	$ 16	$ 281
Investments in joint ventures	62	54
Investments in associates and joint ventures	78	335
Joint ventures | Associates
Disclosure Of Associates And Joint Ventures
Goodwill	$ 3	$ 28